Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

June 14, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)
Registration Statement on Form N-14
File No. ___-________

Commissioners:

On behalf of the Registrant, transmitted herewith pursuant to the Securities Act of 1933 and Section 8(a) thereunder, is the Registrant’s registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to the proposed reorganization of the Great-West T. Rowe Price Equity Income Fund (the “Target Fund”) into the Great-West Large Cap Value Fund (formerly the Great-West Putnam Equity Income Fund (the “Acquiring Fund”).

It is proposed that this filing will become effective automatically on July 15, 2019 pursuant to Rule 488.

Please direct any question or comments regarding the Registration Statement to me at (303) 737-3011 or to Ryan Logsdon at (303) 737-4675.

Sincerely,

/s/ Cara B. Owen

Cara B. Owen

Senior Counsel & Secretary

Great-West Funds, Inc.

Enclosures